Geographic Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Geographic Information

20. Geographic Information

The following is a summary of revenue for the years ended December 31, 2011, 2010 and 2009, based on physical location of the subsidiary making the sale:

	2011		2010		2009
	Product and		Product and
	service and licensed	Research and	service and licensed	Research and	Product and	Research and
	technology	development	technology	development	service	development
	revenue	contract revenue	revenue	contract revenue	revenue	contract revenue
United States	$23,739,828	$3,886,114	$15,740,087	$3,463,508	$4,683,627	$7,269,404
Canada	-	-	134,692	134,362	149,146	190,379
Total	$23,739,828	$3,886,114	$15,874,779	$3,597,870	$4,832,773	$7,459,783

Long-lived assets, representing the sum of net book value of property, plant, and equipment plus intangible assets, goodwill and other assets, based on physical location as of December 31, 2011 and 2010, are as follows:

	2011	2010
United States	$11,561,840	$13,839,370
Canada	4,599,636	6,133,894
Total	$16,161,476	$19,973,264